Expected credit loss measurement - Credit loss expense / release (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 191	$ 263
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(74)	6
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	110	83
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	74	17
Stage 1 and 2 positions | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	59	$ 14
Stage 1 and 2 positions | Post-model adjustment
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	117
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions | Repayment of a corporate lending exposure
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(157)
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions | Repayment of a corporate lending exposure | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(85)
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions | Repayment of a corporate lending exposure | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ (72)